PENSION AND OTHER POSTRETIREMENT BENEFITS - Changes in Level 3 Fair Value (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Direct private investments | U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 1,337	$ 1,293
Relating to assets still held at year-end	41	16
Relating to assets sold during the year	2	61
Purchases	296	101
Sales and settlements	(198)	(134)
Fair value of plan assets at end of year	1,478	1,337
Real estate properties | U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	972	977
Relating to assets still held at year-end	7	(14)
Relating to assets sold during the year	6	0
Purchases	46	10
Sales and settlements	(30)	(1)
Fair value of plan assets at end of year	1,001	972
Private funds | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	78	74
Relating to assets still held at year-end	8	7
Relating to assets sold during the year	0	(7)
Purchases	84	19
Sales and settlements	(16)	(15)
Fair value of plan assets at end of year	154	78
Real estate funds | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2	16
Relating to assets still held at year-end	0	0
Relating to assets sold during the year	0	0
Purchases	0	0
Sales and settlements	(2)	(14)
Fair value of plan assets at end of year	0	2
Insurance buy-in contracts | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1,390	1,605
Relating to assets still held at year-end	20	(215)
Relating to assets sold during the year	0	0
Purchases	566	0
Sales and settlements	0	0
Fair value of plan assets at end of year	$ 1,976	$ 1,390